Regulatory Requirements (Narrative) (Details)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 SGD	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Nomura Securities [Member]	Mar. 31, 2011 Nomura Securities [Member]
Quantified total of business risk	120.00%	120.00%	120.00%
Capital adequacy ratio					120.00%	120.00%
Segregated bonds with a market value		¥ 269,979,000,000		¥ 394,863,000,000
Equities with a market value		6,353,000,000
Net capital defined under the alternative method	1,000,000
Ratio of net capital under the alternative method	2.00%	2.00%	2.00%
Percentage of total risk margin requirement	8.00%	8.00%	8.00%
Minimum capital required			3,000,000